Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000105241 | DoubleLine Core Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000105241 | DoubleLine Low Duration Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000105241 | Nomura WNTN Shares
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000105241 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105241 | Nomura WNTN TRND Shares
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105241 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000105241 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000105241 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.40%
C000105241 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	69.60%
C000105241 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	19.00%
C000105242 | DoubleLine Core Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000105242 | DoubleLine Low Duration Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000105242 | Nomura WNTN Shares
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000105242 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105242 | Nomura WNTN TRND Shares
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105242 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000105242 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000105242 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.40%
C000105242 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	69.60%
C000105242 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	19.00%
C000105243 | DoubleLine Core Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000105243 | DoubleLine Low Duration Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000105243 | Nomura WNTN Shares
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000105243 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105243 | Nomura WNTN TRND Shares
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105243 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000105243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000105243 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.40%
C000105243 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	69.60%
C000105243 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	19.00%